Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage amount	$ 250,000	$ 250,000
Common stock subject to possible redemption (in Shares)	15,712,245
Common stock subject to possible redemption (in Shares)		15,736,221
Investment income on trust account	$ 27,000
Net of applicable income and franchise taxes	$ 25,000
Earnings per share, description	Net loss per share, basic and diluted for Founder Shares for the three months ended March 31, 2021 is calculated by dividing the net loss of approximately $240,000, less net income attributable to Public Shares of approximately $2,000, resulting in a net loss of approximately $242,000, by the weighted average number of non-redeemable common shares outstanding for the periods.
Common stock subject to possible redemption (in Shares)		15,736,221
Franchise taxes		$ 26,000
Net loss		$ 123,000
Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of common stock, shares (in Shares)		543,750